Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 41,892	R 33,196
Authorised but not yet contracted for	35,830	33,297
Less expenditure to the end of year	(32,438)	(26,605)
Capital commitments	45,284	39,888
Capital commitments to sustain existing operations	30,805	25,591
Capital commitments to expand operations	14,479	14,297
Within one year
Capital commitments (excluding equity accounted investments)
Capital commitments	27,719	21,393
One to five years
Capital commitments (excluding equity accounted investments)
Capital commitments	R 17,565	R 18,495